Property, plant and equipment - Asset Retirement Obligation (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about financial instruments [abstract]
Asset Retirement Obligation	R$ 68,681,000	R$ 65,327,000